DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities [Absract]
Sold receivables at the beginning of the year	$ 445	$ 585
Proceeds from sale of receivables	3,784	3,447
Cash collections (remitted to the owner of the receivables)	3,660	3,532
Effect of currency exchange rate changes	52	(55)
Sold receivables at the end of the year	621	445
Cash Flow Hedge Of Anticipated Future Debt Issuance	1,500	$ 3,750
Teva Other Comprehensive Loss	$ 493